Consolidated Statements Of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
CONTRACT REVENUES	$ 767,585	$ 856,878	$ 806,831
COSTS OF CONTRACT REVENUES	681,197	760,955	714,335
GROSS PROFIT	86,388	95,923	92,496
OPERATING EXPENSES:
GENERAL AND ADMINISTRATIVE EXPENSES	65,533	71,069	67,911
IMPAIRMENT OF GOODWILL	0	2,750
(GAIN) LOSS ON SALE OF ASSETS—Net	6,175	(855)	732
Total operating income	14,680	22,959	23,853
OTHER EXPENSE:
Interest expense—net	(22,907)	(24,365)	(19,967)
Equity in earnings (loss) of joint ventures	(2,365)	(6,051)	2,895
Gain on bargain purchase acquisition			2,197
Other income (expense)	(3,377)	(1,229)	210
Total other expense	(28,649)	(31,645)	(14,665)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(13,969)	(8,686)	9,188
INCOME TAX BENEFIT	5,792	2,497	11,530
INCOME (LOSS) FROM CONTINUING OPERATIONS	(8,177)	(6,189)	20,718
Loss from discontinued operations, net of income taxes			(10,423)
NET INCOME (LOSS)	$ (8,177)	$ (6,189)	$ 10,295
Basic earnings (loss) per share attributable to income from continuing operations	$ (0.13)	$ (0.10)	$ 0.35
Basic loss per share attributable to loss on discontinued operations, net of income taxes			(0.17)
Basic earnings (loss) per share	$ (0.13)	$ (0.10)	$ 0.18
Basic weighted average shares	60,744	60,410	59,938
Diluted earnings (loss) per share attributable to income from continuing operations	$ (0.13)	$ (0.10)	$ 0.34
Diluted loss per share attributable to loss on discontinued operations, net of income taxes			(0.17)
Diluted earnings (loss) per share	$ (0.13)	$ (0.10)	$ 0.17
Diluted weighted average shares	60,744	60,410	60,522